Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)
Common Stocks— 97.2% of Net Assets
	Aerospace & Defense — 7.6%
353,926	AAR Corp.(a)	$24,346,569
385,746	ATI, Inc.(a)	33,305,310
563,089	Cadre Holdings, Inc.	17,934,385
356,750	Hexcel Corp.	20,152,807
939,305	Kratos Defense & Security Solutions, Inc.(a)	43,630,717
422,779	Mercury Systems, Inc.(a)	22,770,877
		162,140,665
	Automobile Components — 2.6%
158,338	Dorman Products, Inc.(a)	19,423,323
120,980	Modine Manufacturing Co.(a)	11,916,530
271,934	Patrick Industries, Inc.	25,091,350
		56,431,203
	Banks — 1.0%
385,203	Bancorp, Inc.(a)	21,945,015
	Beverages — 1.2%
702,097	Vita Coco Co., Inc.(a)	25,345,702
	Biotechnology — 8.2%
304,188	Akero Therapeutics, Inc.(a)	16,231,471
796,144	Alkermes PLC(a)	22,777,680
262,389	Insmed, Inc.(a)	26,406,829
311,029	Mirum Pharmaceuticals, Inc.(a)	15,828,266
332,641	Rhythm Pharmaceuticals, Inc.(a)	21,019,585
417,892	Scholar Rock Holding Corp.(a)	14,801,734
309,183	Ultragenyx Pharmaceutical, Inc.(a)	11,241,894
580,357	Vericel Corp.(a)	24,694,190
752,813	Viridian Therapeutics, Inc.(a)	10,524,326
369,673	Xenon Pharmaceuticals, Inc.(a)	11,570,765
		175,096,740
	Building Products — 0.9%
67,549	CSW Industrials, Inc.	19,375,080
	Capital Markets — 5.4%
199,932	Hamilton Lane, Inc., Class A	28,414,336
564,978	Marex Group PLC	22,299,682
1,148,116	P10, Inc., Class A	11,733,746
77,975	Piper Sandler Cos.	21,672,371
182,230	PJT Partners, Inc., Class A	30,069,772
		114,189,907
	Commercial Services & Supplies — 2.7%
1,429,280	ACV Auctions, Inc., Class A(a)	23,182,922
305,382	Casella Waste Systems, Inc., Class A(a)	35,234,975
		58,417,897
	Communications Equipment — 0.6%
229,362	Calix, Inc.(a)	12,199,765
	Construction & Engineering — 5.3%
273,237	Arcosa, Inc.	23,692,380
354,578	Construction Partners, Inc., Class A(a)	37,684,550
97,466	Everus Construction Group, Inc.(a)	6,192,015
198,520	Sterling Infrastructure, Inc.(a)	45,804,520
		113,373,465
	Diversified Consumer Services — 3.5%
149,542	Grand Canyon Education, Inc.(a)	28,263,438
1,127,265	OneSpaWorld Holdings Ltd.	22,984,933
165,614	Stride, Inc.(a)	24,045,497
		75,293,868
Shares	Description	Value (†)
	Electronic Equipment, Instruments & Components — 5.2%
203,407	Advanced Energy Industries, Inc.	$26,951,428
253,363	Itron, Inc.(a)	33,350,172
520,192	Mirion Technologies, Inc.(a)	11,199,734
72,762	OSI Systems, Inc.(a)	16,361,263
317,220	PAR Technology Corp.(a)	22,005,551
		109,868,148
	Energy Equipment & Services — 2.3%
443,412	Cactus, Inc., Class A	19,385,973
380,859	Noble Corp. PLC	10,111,806
960,998	Oceaneering International, Inc.(a)	19,911,879
		49,409,658
	Financial Services — 1.1%
670,277	EVERTEC, Inc.	24,163,486
	Ground Transportation — 0.5%
735,654	RXO, Inc.(a)	11,564,481
	Health Care Equipment & Supplies — 6.5%
428,265	Establishment Labs Holdings, Inc.(a)	18,291,198
216,113	Glaukos Corp.(a)	22,322,312
186,574	Integer Holdings Corp.(a)	22,943,005
143,786	iRhythm Technologies, Inc.(a)	22,137,292
300,604	Merit Medical Systems, Inc.(a)	28,100,462
438,634	PROCEPT BioRobotics Corp.(a)	25,265,318
		139,059,587
	Health Care Providers & Services — 4.2%
134,881	Ensign Group, Inc.	20,806,743
304,513	HealthEquity, Inc.(a)	31,900,782
613,480	Omada Health, Inc.(a)	11,226,684
449,060	RadNet, Inc.(a)	25,556,004
		89,490,213
	Health Care Technology — 0.9%
675,437	Phreesia, Inc.(a)	19,222,937
	Hotels, Restaurants & Leisure — 3.3%
643,670	First Watch Restaurant Group, Inc.(a)	10,324,467
1,089,255	Life Time Group Holdings, Inc.(a)	33,037,104
465,777	Super Group SGHC Ltd.	5,109,574
114,247	Texas Roadhouse, Inc.	21,411,030
		69,882,175
	Household Durables — 0.6%
29,648	Cavco Industries, Inc.(a)	12,879,981
	Insurance — 1.2%
614,023	Baldwin Insurance Group, Inc.(a)	26,286,325
	Interactive Media & Services — 0.6%
346,216	Cargurus, Inc.(a)	11,587,849
	IT Services — 0.8%
1,435,579	Grid Dynamics Holdings, Inc.(a)	16,580,937
	Machinery — 4.9%
73,631	Chart Industries, Inc.(a)	12,123,344
227,263	ESCO Technologies, Inc.	43,604,952
665,716	Kornit Digital Ltd.(a)	13,254,405
93,287	RBC Bearings, Inc.(a)	35,896,838
		104,879,539
	Oil, Gas & Consumable Fuels — 1.0%
929,939	Magnolia Oil & Gas Corp., Class A	20,905,029

Shares	Description	Value (†)
	Personal Care Products — 1.9%
308,749	BellRing Brands, Inc.(a)	$17,885,830
166,266	Interparfums, Inc.	21,832,388
		39,718,218
	Pharmaceuticals — 4.9%
156,058	Axsome Therapeutics, Inc.(a)	16,290,895
231,100	Ligand Pharmaceuticals, Inc.(a)	26,271,448
533,116	Supernus Pharmaceuticals, Inc.(a)	16,803,816
355,230	Verona Pharma PLC, ADR(a)	33,597,653
1,853,905	WaVe Life Sciences Ltd.(a)	12,050,383
		105,014,195
	Professional Services — 1.1%
170,284	Huron Consulting Group, Inc.(a)	23,420,861
	Semiconductors & Semiconductor Equipment — 3.2%
292,568	MACOM Technology Solutions Holdings, Inc.(a)	41,922,068
184,294	Silicon Laboratories, Inc.(a)	27,157,564
		69,079,632
	Software — 9.6%
212,530	Agilysys, Inc.(a)	24,364,439
1,024,095	Clearwater Analytics Holdings, Inc., Class A(a)	22,458,403
145,958	Commvault Systems, Inc.(a)	25,444,858
677,010	Intapp, Inc.(a)	34,947,256
345,456	Procore Technologies, Inc.(a)	23,636,100
657,354	Varonis Systems, Inc.(a)	33,360,716
672,232	Vertex, Inc., Class A(a)	23,753,318
254,558	Workiva, Inc.(a)	17,424,495
		205,389,585
	Specialty Retail — 1.6%
88,835	Boot Barn Holdings, Inc.(a)	13,502,920
931,459	Warby Parker, Inc., Class A(a)	20,426,896
		33,929,816
Shares	Description	Value (†)
	Trading Companies & Distributors — 2.8%
127,387	Applied Industrial Technologies, Inc.	$29,611,108
120,546	McGrath RentCorp	13,978,514
132,600	SiteOne Landscape Supply, Inc.(a)	16,036,644
		59,626,266
	Total Common Stocks (Identified Cost $1,556,616,925)	2,075,768,225

Principal Amount
Short-Term Investments — 2.8%
$60,405,014	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2025 at 2.900% to be repurchased at $60,409,880 on 7/01/2025 collateralized by $61,608,400 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $61,613,312 including accrued interest(b) (Identified Cost $60,405,014)	60,405,014
	Total Investments — 100.0% (Identified Cost $1,617,021,939)	2,136,173,239
	Other assets less liabilities — (0.0)%	(103,954)
	Net Assets — 100.0%	$2,136,069,285

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of June 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,075,768,225	$ —	$ —	$2,075,768,225
Short-Term Investments	—	60,405,014	—	60,405,014
Total Investments	$2,075,768,225	$60,405,014	$—	$2,136,173,239

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.